Ramirez Core Bond Fund
Schedule of Investments (Unaudited)
December 31, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value
Asset Backed Secuities ― 4.0%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3	4.870%	2/15/2028	$50,000	$50,051
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3	4.470%	2/16/2028	50,000	49,713
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A3	4.710%	2/15/2028	50,000	49,961
Verizon Master Trust
Series 2023-1, Class A	4.490%	1/22/2029	50,000	49,793

Total Asset Backed Securities (Cost — $199,830)				199,518

Corporate Bonds ― 20.2%
Aerospace/Defence ― 0.3%
Boeing Co., The	5.150%	5/1/2030	15,000	15,299
Total Aerospace/Defence				15,299
Auto Manufacturers ― 0.3%
General Motors Co.	6.800%	10/1/2027	15,000	15,920
Total Auto Manufacturers				15,920
Banks ― 4.9%
Bank of America Corp.	3.248%	10/21/2027	35,000	33,356
Citigroup, Inc.	6.625%	6/15/2032	35,000	38,173
Fifth Third Bancorp (a)	6.339%	7/27/2029	25,000	26,062
Goldman Sachs Group Inc., The	3.500%	11/16/2026	15,000	14,456
JPMorgan Chase & Co.	4.125%	12/15/2026	15,000	14,721
JPMorgan Chase & Co.	6.400%	5/15/2038	15,000	17,238
Morgan Stanley	5.000%	11/24/2025	15,000	14,991
Morgan Stanley	7.250%	4/1/2032	15,000	17,722
Royal Bank of Canada	6.000%	11/1/2027	20,000	20,982
Toronto-Dominion Bank, The	5.523%	7/17/2028	30,000	30,930
Wells Fargo & Co.	4.150%	1/24/2029	20,000	19,477
Total Banks				248,108
Beverages ― 0.4%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/2036	20,000	20,023
Total Beverages				20,023
Building Materials ― 0.6%
Owens Corning	3.875%	6/1/2030	15,000	14,115
Vulcan Materials Co.	3.500%	6/1/2030	15,000	13,976
Total Building Materials				28,091
Chemicals ― 0.9%
DuPont de Nemours, Inc.	5.419%	11/15/2048	20,000	20,943
Mosaic Co., The	4.050%	11/15/2027	15,000	14,653
Sherwin-Williams Co., The	2.200%	3/15/2032	15,000	12,508
Total Chemicals				48,104
Computers ― 1.0%
Hewlett Packard Enterprise Co.	4.900%	10/15/2025	50,000	49,798
Total Computers				49,798
Diversified Financial Services ― 0.4%
Capital One Financial Corp.	3.800%	1/31/2028	20,000	19,020
Total Diversified Financial Services				19,020
Electric ― 0.6%
Progress Energy, Inc.	7.750%	3/1/2031	15,000	17,347
San Diego Gas & Electric Co.	3.000%	3/15/2032	15,000	13,340
Total Electric				30,687
Electronics ― 0.5%
Jabil, Inc.	3.000%	1/15/2031	30,000	26,076
Total Electronics				26,076

Ramirez Core Bond Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value
Corporate Bonds (Continued)
Food ― 0.9%
Kraft Heinz Foods Co.	6.875%	1/26/2039	$25,000	$28,931
Sysco Corp.	5.950%	4/1/2030	15,000	15,978
Total Food				44,909
Healthcare-Services ― 1.5%
Centene Corp.	4.250%	12/15/2027	15,000	14,471
Elevance Health, Inc.	4.650%	1/15/2043	20,000	18,552
New York and Presbyterian Hospital, The	4.763%	8/1/2116	50,000	44,437
Total Healthcare-Services				77,460
Home Builders ― 0.3%
Toll Brothers Finance Corp.	4.875%	3/15/2027	15,000	14,948
Total Home Builders				14,948
Insurance ― 0.4%
Aon Corp.	2.800%	5/15/2030	20,000	17,779
Total Insurance				17,779
Internet ― 0.3%
Netflix, Inc.	5.875%	11/15/2028	15,000	15,830
Total Internet				15,830
Lodging ― 0.3%
Marriott International, Inc.	4.625%	6/15/2030	15,000	14,749
Total Lodging				14,749
Media ― 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital	5.050%	3/30/2029	15,000	14,873
Comcast Corp.	4.150%	10/15/2028	15,000	14,817
Total Media				29,690
Miscellaneous Manufacturing ― 0.3%
Parker-Hannifin Corp.	4.250%	9/15/2027	15,000	14,889
Total Miscellaneous Manufacturing				14,889
Oil & Gas ― 0.9%
Marathon Oil Corp.	5.200%	6/1/2045	30,000	26,764
Valero Energy Corp.	6.625%	6/15/2037	15,000	16,508
Total Oil & Gas				43,272
Packaging & Containers ― 0.3%
Packaging Corp of America	3.400%	12/15/2027	15,000	14,304
Total Packaging & Containers				14,304
Pipelines ― 0.9%
Boardwalk Pipelines LP	5.950%	6/1/2026	15,000	15,224
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	15,000	15,094
Energy Transfer LP	6.500%	2/1/2042	15,000	15,918
Total Pipelines				46,236
Real Estate Investment Trust (REITS) ― 1.2%
American Tower Corp.	2.900%	1/15/2030	50,000	44,609
Simon Property Group LP	6.250%	1/15/2034	15,000	16,365
Total Real Estate Investment Trust (REITS)				60,974
Retail ― 0.6%
Dollar General Corp.	4.125%	5/1/2028	15,000	14,719
McDonald's Corp.	6.300%	10/15/2037	15,000	17,047
Total Retail				31,766
Telecommunications ― 1.8%
AT&T, Inc.	5.350%	9/1/2040	30,000	29,727
T-Mobile USA, Inc.	3.875%	4/15/2030	45,000	42,721
Verizon Communications, Inc.	5.250%	3/16/2037	15,000	15,615
Total Telecommunications				88,063

Total Corporate Bonds (Cost — $1,011,937)				1,015,995

Ramirez Core Bond Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value
Mortgage Backed Securities ― 23.8%
Federal Home Loan Mortgage Corporation (FHLMC)
Pool SD8189	2.500%	1/1/2052	$153,213	$130,585
Pool SD8201	3.000%	3/1/2052	176,785	156,668
Pool SD8221	3.500%	6/1/2052	179,074	164,525
Pool SD8238	4.500%	8/1/2052	132,458	128,630
Pool SD8256	4.000%	10/1/2052	159,951	151,539
Federal National Mortgage Association (FNMA)
Pool MA4578	2.500%	4/1/2052	164,263	140,005
Pool MA4978	5.000%	4/1/2053	123,702	122,557
Pool MA5072	5.500%	7/1/2053	100,730	101,283
Pool MA5166	6.000%	10/1/2053	102,394	104,070

Total Mortgage Backed Securities (Cost — $1,191,449)				1,199,862

Municipal Bonds ― 27.2%
Education ― 7.1%
Denver City & County School District No 1	5.664%	12/1/2033	50,000	52,653
Los Angeles Community College District/CA	6.600%	8/1/2042	50,000	59,924
Los Angeles Unified School District/CA	5.750%	7/1/2034	25,000	26,577
New York State Dormitory Authority	4.850%	7/1/2048	50,000	47,951
Ohio State University/The	4.910%	6/1/2040	20,000	20,070
Oregon School Boards Association	5.680%	6/30/2028	50,000	51,395
University of Massachusetts Building Authority	5.450%	11/1/2040	50,000	52,075
University of Michigan	4.454%	4/1/2122	50,000	44,994
Total Education				355,639
Financing & Development ― 3.9%
Kansas Development Finance Authority	4.927%	4/15/2045	40,000	39,517
Metropolitan Government of Nashville & Davidson County Convention Center Authority	6.731%	7/1/2043	50,000	57,092
New Jersey Economic Development Authority	7.425%	2/15/2029	50,000	54,061
Permanent University Fund - University of Texas System	5.262%	7/1/2039	45,000	46,631
Total Financing & Development				197,301
Healthcare ― 2.0%
Lee Memorial Health System	7.281%	4/1/2027	50,000	53,221
Regents of the University of California Medical Center Pooled Revenue	4.132%	5/15/2032	50,000	48,039
Total Healthcare				101,260
Local General Obligation ― 7.7%
City of New York, NY	5.968%	3/1/2036	60,000	64,729
Los Angeles County Public Works Financing Authority	7.618%	8/1/2040	35,000	43,326
New York City Transitional Finance Authority Future Tax Secured Revenue	4.200%	11/1/2028	50,000	49,303
New York State Dormitory Authority	5.389%	3/15/2040	50,000	51,791
Sales Tax Securitization Corp	3.820%	1/1/2048	70,000	57,694
State of California	7.550%	4/1/2039	45,000	56,928
State of Connecticut	5.850%	3/15/2032	60,000	64,123
Total Local General Obligation				387,894
Transportation ― 3.1%
Bay Area Toll Authority	3.126%	4/1/2055	40,000	28,633
City of Los Angeles Department of Airports	7.053%	5/15/2040	45,000	53,828
New Jersey Turnpike Authority	7.102%	1/1/2041	15,000	18,168
Utah Transit Authority	5.937%	6/15/2039	50,000	54,569
Total Transportation				155,198

Ramirez Core Bond Fund
Schedule of Investments (Unaudited)(Continued)
December 31, 2023

		Maturity	Principal
Security	Rate	Date	Amount	Value
Municipal Bonds (Continued)
Utilities ― 3.4%
American Municipal Power, Inc.	7.834%	2/15/2041	$50,000	$62,548
Metropolitan Water Reclamation District of Greater Chicago	5.720%	12/1/2038	50,000	53,436
New York City Municipal Water Finance Authority	5.952%	6/15/2042	50,000	56,027
Total Utilities				172,011

Total Municipal Bonds (Cost — $1,361,159)				1,369,303

U.S. Treasury Obligations ― 18.0%
United States Treasury Note	2.750%	5/15/2025	280,000	273,432
United States Treasury Note	2.375%	5/15/2027	200,000	190,121
United States Treasury Note	2.625%	7/31/2029	135,000	126,589
United States Treasury Note	4.125%	8/31/2030	75,000	76,060
United States Treasury Note	2.875%	5/15/2032	110,000	102,137
United States Treasury Note	2.375%	5/15/2051	190,000	136,314

Total U.S. Treasury Obligations (Cost — $901,447)				904,653

			Shares/
		Maturity	Principal
Security	Rate	Date	Amount	Value
Short-Term Investments ― 7.2%
Money Market Fund ― 3.8%
First American Government Obligations Fund, Class X (b)	5.290%		190,946	190,946
Total Money Market Fund (Cost — $23,868)				190,946
U.S. Treasury Bills ― 3.4%
United States Treasury Bill (c)	5.321%	2/27/2024	$175,000	173,563
Total U.S. Treasury Bills (Cost — $174,333)				173,563

Total Short-Term Investments (Cost — $364,509)				364,509

Total Investments ― 100.4% (Cost — $5,029,331)				5,053,840
Liabilities in Excess of Other Assets ― (0.4)%				(21,391)
Total Net Assets ― 100.0%				$5,032,449

Notes:
(a) Variable Rate security. Rate disclosed as of December 31, 2023.
(b) The rate reported is the annualized seven-day yield as of December 31, 2023.
(c) Zero coupon security. Rate disclosed is the yield of the position.

Abbreviations used in this schedule:
LLC - Limited Liability Corportation
LP - Limited Partnership

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities:  Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Short-Term Debt Securities:  Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2023:

Ramirez Core Bond Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Asset Backed Securities	$–	$199,518	$–	$199,518
Corporate Bonds	–	1,015,995	–	1,015,995
Mortgage Backed Securities	–	1,199,862	–	1,199,862
Municipal Bonds	–	1,369,303	–	1,369,303
U.S. Treasury Obligations	–	904,653	–	904,653
Total Long-Term Investments	–	4,689,331	–	4,689,331
Short-Term Investment	190,946	173,563	–	364,509
Total Investments	$190,946	$4,862,894	$–	$5,053,840

See Schedule of Investments for additional detailed categorizations.